Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes
Stock Options

NOTE 11 – STOCK OPTIONS

The Company’s 2009 Employee Stock Incentive Plan (the “2009 Plan”) was adapted by the Company’s Board of Directors on February 9, 2009 in order to motivate participants by means of stock options and restricted stock to achieve the Company’s long-term performance goals and enable our employees, officers, directors and consultants to participate in our long term growth and financial success. The 2009 Plan, which is administered by our Board of Directors, currently authorizes the issuance of a maximum of 1,047,000 (as of January 1, 2014) shares of our common stock, which may be authorized and unissued shares or treasury shares. On February 13, 2013, the Board of Directors authorized an amendment to the 2009 Plan to increase the number of authorized options and shares to 1,000,000 plus on a yearly basis by 10% of the amount of shares issued during the prior year.  Employee options shall be deemed Incentive Stock Options (as defined in the 2009 Option Plan) to the maximum extent permitted by Section 422 of the Internal Revenue Code including a five-year limit on exercise for 10% or greater stockholders with any excess grant to the above individuals over the limits set by Section 422 being Non-Qualified Stock Options as defined in the 2009 Option Plan. Both the Incentive Stock Options or any Non-Qualified Stock Options must be granted at an exercise price of not less than the fair market value of shares of common stock at the time the option is granted and Incentive Stock Options granted to 10% or greater stockholders must be granted at an exercise price of not less than 110% of the fair market value of the shares on the date of grant.

If any award under the 2009 Plan terminates, expires unexercised, or is cancelled, the shares of common stock that would otherwise have been issuable pursuant thereto will be available for issuance pursuant to the grant of new awards. The 2009 Plan will terminate on February 9, 2019. As of June 30, 2014, an aggregate of 830,000 options had been granted under the plan, as follows:

On July 12, 2010 the Company issued 100,000 options to a member of its board of directors under the 2009 plan. The options have an exercise price of $0.85 per share and have a life of ten years. The options vest as follows: one third on the date of grant, one third on each of the second and third anniversary dates from the date of grant. The Company valued these options using the Black-Scholes option pricing model totaling $84,300 under the following assumptions: $0.85 stock price, $0.85 stock price, 10 years to maturity, 400% volatility, 2.02% risk free rate.  As of December 31, 2013, these options were fully vested and expensed.

On February 20, 2013 the Company issued 60,000 options to a member of its board of directors under the 2009 plan. for compensation during 2013.  The options have an exercise price of $1.25 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $51,000 under the following assumptions: $0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate. As of December 31, 2013, these options were fully vested and expensed.

On February 20, 2013 the Company issued 60,000 options to a member of its board of directors under the 2009 plan for compensation during 2012.  The options have an exercise price of $0.85 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $51,000 under the following assumptions: $0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate. As of December 31, 2013, these options were fully vested and expensed.

On February 20, 2013 the Company issued 60,000 options to a member of its board of directors under the 2009 plan for compensation during 2013. The options have an exercise price of $1.25 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $51,000 under the following assumptions: $0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate. As of December 31, 2013, these options were fully vested and expensed.

On February 20, 2013 the Company issued 60,000 options to a member of its board of directors under the 2009 plan for compensation during 2012.  The options have an exercise price of $0.85 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $51,000 under the following assumptions: $0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate. As of December 31, 2013, these options were fully vested and expensed.

On February 20, 2013 the Company issued 82,400 options to its CEO and a member of its board of directors under the 2009 plan. The options have an exercise price of $0.85 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 years to maturity, 626% volatility, .35% risk free rate.

On February 20, 2013 the Company issued 117,600 options to its CEO and a member of its board of directors under the 2009 plan. The options have an exercise price of $0.85 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $70,040 under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 years to maturity, 626% volatility, .35% risk free rate. As of December 31, 2013, these options were fully vested and expensed.

On February 20, 2013 the Company issued 30,000 options to its law firm under the 2009 Plan. The options have an exercise price of $0.85 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $25,500 under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 years to maturity, 885% volatility, .88% risk free rate.  As of December 31, 2013, these options were fully vested and expensed.

On May 1, 2014, the Company issued 30,000 options to a member of its board of directors under the 2009 plan for compensation during 2014.  The options have an exercise price of $1.25 per share and have a life of 2.69 years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $21,613 under the following assumptions: $0.85 stock price, $1.25 exercise price, 5 years to maturity, 305% volatility, .64% risk free rate.  As of June 30, 2014, $5,403 were expensed.

On May 1, 2014, the Company issued 30,000 options to a member of its board of directors under the 2009 plan for compensation during 2014.  The options have an exercise price of $1.25 per share and have a life of 2.69 years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $21,613 under the following assumptions: $0.85 stock price, $1.25 exercise price, 5 years to maturity, 305% volatility, .64% risk free rate.  As of June 30, 2014, $5,403 was expensed.

On May 1, 2014, the Company issued 200,000 options to its CEO and a member of its board of directors under the 2009 plan. The options have an exercise price of $0.85 per share and have a life of five years. The options vest immediately on grant date. The Company valued these options using the Black-Scholes option pricing model totaling $162,580 under the following assumptions: $0.85 stock price, $1.25 exercise price, 5 years to maturity, 415.87% volatility, 1.66% risk free rate.  As of June 30, 2014 the option issued were fully expensed.

The Company has recorded amortization expense of $173,386 and $609,855 related to these options for the six months ended June 30, 2014 and 2013.

NOTE 10 – STOCK OPTIONS

The Company’s 2009 Employee Stock Incentive Plan (the “2009 Plan”) was adapted by the Company’s Board of Directors on February 9, 2009 in order to motivate participants by means of stock options and restricted stock to achieve the Company’s long-term performance goals and enable our employees, officers, directors and consultants to participate in our long term growth and financial success. The 2009 Plan, as amended on February 13, 2013, which is administered by our Board of Directors, authorizes the issuance of a maximum of 1,000,000 shares of our common stock, plus on a yearly basis an additional amount equal to 10% of the amount of shares issued during the prior year.  Thus, as of January 1, 2014, a maximum of 1,047,000 shares were authorized for issuance under the 2009 Plan.  Employee options shall be deemed Incentive Stock Options (as defined in the 2009 Option Plan) to the maximum extent permitted by Section 422 of the Internal Revenue Code including a five-year limit on exercise for 10% or greater stockholders with any excess grant to the above individuals over the limits set by Section 422 being Non-Qualified Stock Options as defined in the 2009 Option Plan. Both the Incentive Stock Options or any Non-Qualified Stock Options must be granted at an exercise price of not less than the fair market value of shares of common stock at the time the option is granted and Incentive Stock Options granted to 10% or greater stockholders must be granted at an exercise price of not less than 110% of the fair market value of the shares on the date of grant.

If any award under the 2009 Plan terminates, expires unexercised, or is cancelled, the shares of common stock that would otherwise have been issuable pursuant thereto will be available for issuance pursuant to the grant of new awards. The 2009 Plan will terminate on February 9, 2019. As of December 31, 2013, the following options had been granted under the plan:

On July 12, 2010 the Company issued 100,000 options to a member of its board of directors under the 2009 plan. The options have an exercise price of $0.85 per share and have a life of ten years. The options vest as follows: one third on the date of grant, one third on each of the second and third anniversary dates from the date of grant. The Company valued these options using the Black-Scholes option pricing model totaling $84,300 under the following assumptions: $0.85 stock price, $0.85 stock price, 10 years to maturity, 400% volatility, 2.02% risk free rate.  The Company recorded amortization expense of $4,952 and $16,772 related to these options for the years ended December 31, 2013 and 2011.

On February 20, 2013 the Company issued 60,000 options to a member of its board of directors under the 2009 plan for services to be rendered during 2013. The options have an exercise price of $1.25 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $51,000 under the following assumptions: $0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.  The Company recorded amortization expense of $50,928 related to these options for the year ended December 31, 2013.

On February 20, 2013 the Company issued 60,000 options to a member of its board of directors under the 2009 plan for services rendered during 2012. The options have an exercise price of $0.85 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $51,000 under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate. The Company recorded amortization expense of $50,941 related to these options for the year ended December 31, 2013.

On February 20, 2013 the Company issued 60,000 options to a member of its board of directors under the 2009 plan for services to be rendered during 2013. The options have an exercise price of $1.25 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $51,000 under the following assumptions: $0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate. The Company recorded amortization expense of $50,928 related to these options for the year ended December 31, 2013.

On February 20, 2013 the Company issued 60,000 options to a member of its board of directors under the 2009 plan for services rendered during 2012. The options have an exercise price of $0.85 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $51,000 under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate. The Company recorded amortization expense of $50,928 related to these options for the year ended December 31, 2013.

On February 20, 2013 the Company issued 82,400 incentive stock options to its CEO and a member of its board of directors under the 2009 plan. The options have an exercise price of $0.85 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $70,040 under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 years to maturity, 626% volatility, .35% risk free rate. The Company recorded amortization expense of $69,918 related to these options for the year ended December 31, 2013.

On February 20, 2013 the Company issued 117,600 options to its CEO and a member of its board of directors under the 2009 plan. The options have an exercise price of $0.85 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $99,960 under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 years to maturity, 626% volatility, .35% risk free rate. The Company recorded amortization expense of $99,786 related to these options for the year ended December 31, 2013.

On February 20, 2013 the Company issued 30,000 options to its law firm under the 2009 Plan. The options have an exercise price of $0.85 per share and have a life of five years. The options vest as follows: one fourth on the date of grant, one fourth on every quarter from grant date. The Company valued these options using the Black-Scholes option pricing model totaling $25,500 under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 years to maturity, 885% volatility, .88% risk free rate. The Company recorded amortization expense of $25,471 related to these options for the year ended December 31, 2013.

The Company has recorded amortization expense of $667,449 and $16,772 related to these options for the year ended December 31, 2013 and 2012.